Segment Reporting	6 Months Ended
Jun. 30, 2024
Segment Reporting [Abstract]
SEGMENT REPORTING

NOTE 16 – SEGMENT REPORTING

ASC 280, “Segment Reporting”, establishes standards for reporting information about operating segments on a basis consistent with the Company’s internal organizational structure as well as information about geographical areas, business segments and major customers in financial statements for details on the Company’s business segments. The Company uses the “management approach” in determining reportable operating segments. The management approach considers the internal organization and reporting used by the Company’s chief operating decision maker for making operating decisions and assessing performance as the source for determining the Company’s reportable segments. Management, including the chief operating decision maker, reviews operation results by the revenue of different products or services. Based on management’s assessment, the Company has determined that it has four operating segments as defined by ASC 280, including machinery and equipment, construction material, municipal construction projects, and technology consulting and other services.

Construction material segment manufactures and sells eco-friendly construction material. Machinery and equipment segment manufactures and sells machinery and equipment used to manufacture construction material. Construction service segment generates revenue from contracting municipal construction projects. Technological consulting service segment generates revenue from providing environmental-protection related consulting services to customers.

The following table presents summary information by segments for the Company’s continuing operations for the six months ended June 30, 2024 and 2023, respectively:

	For the Six Months Ended June 30, 2024
	Machinery and Equipment sales	Construction materials sales	Technological consulting and other services	Total
Revenues	$1,661,336	146,293	31,010	1,838,639
Cost of goods sold	959,450	303,838	7,870	1,271,158
Gross profit	701,886	(157,545)	23,140	567,481
Interest expense and charges	(2,721)	150	257,810	255,240
Interest income	232	16	24,138	24,386
Depreciation and amortization	76,471	217,849	102,057	396,377
Capital expenditures	-	-	-	-
Income tax expenses	-	-	(16,380)	(16,380)
Segment loss	136,408	(244,481)	(608,560)	(716,633)
Segment assets	$11,296,630	9,817,774	12,557,133	33,671,537

	For the Six Months Ended June 30, 2023
	Machinery and Equipment sales	Construction materials sales	Municipal construction projects	Technological consulting and other services	Total
Revenues	$1,029,131	24,510	90,177	89,965	1,233,783
Cost of goods sold	941,352	-	168,514	30,326	1,140,192
Gross profit	87,779	24,510	(78,337)	59,639	93,591
Interest expense and charges	90,729	5,771	5,219	79,053	180,772
Interest income	1,396	37	3	73	1,509
Depreciation and amortization	101,375	339,032	-	30,475	470,882
Capital expenditures	54,033	-	-	50,359	104,392
Income tax benefit	52	-	-	-	52
Segment loss	(5,429,194)	(378,340)	(296,551)	(5,539,773)	(11,643,858)
Segment assets	$7,272,071	10,976,507	4,955	2,089,650	20,343,183